Basis of Financial Statements and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Description of Business
Description of Business
MUFG is a holding company for MUFG Bank, Ltd. (“MUFG Bank” or “BK”), Mitsubishi UFJ Trust and Banking Corporation (“Mitsubishi UFJ Trust and Banking” or “TB”), Mitsubishi UFJ Securities Holdings Co., Ltd. (“Mitsubishi UFJ Securities Holdings”), Mitsubishi UFJ NICOS Co., Ltd. (“Mitsubishi UFJ NICOS”), and other subsidiaries. Mitsubishi UFJ Securities Holdings is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (“Mitsubishi UFJ Morgan Stanley Securities”). Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 29 for more information by business segment.
Basis of Financial Statements
Basis of Financial Statements
The accompanying consolidated financial statements are presented in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). In certain respects, the accompanying consolidated financial statements reflect adjustments to conform with U.S. GAAP and therefore such adjustments are not included in the consolidated financial statements issued by MUFG in accordance with accounting principles generally accepted in Japan (“Japanese GAAP”) and certain of its subsidiaries in accordance with the corresponding applicable statutory requirements and accounting practices in their respective countries of incorporation. The major adjustments include those relating to (1) investment securities, (2) derivative financial instruments, (3) allowance for credit losses, (4) income taxes, (5) consolidation, (6) premises and equipment, (7) transfer of financial assets, (8) accrued severance indemnities and pension liabilities, (9) goodwill and other intangible assets and (10) lease transactions.
Fiscal years of certain subsidiaries, which end on December 31, and MUFG’s fiscal year, which ends on March 31, have been treated as coterminous. Effective April 1, 2024, the MUFG Group changed the fiscal year end of Krungsri’s financial statements that are consolidated into MUFG, from December 31 to March 31. The MUFG Group believes that this change in accounting principle is preferable as it provides investors with more timely and relevant financial information. We applied this change in accounting principle retrospectively to prior periods. Thus, the consolidated financial statements for the fiscal years ended March 31, 2023 and 2024 were adjusted. The following table shows a summary of the adjustments of the consolidated financial statements, including those relating to the early adoption of Staff Accounting Bulletin No. 122 as explained in Accounting Changes below, for the fiscal years ended March 31, 2023 and 2024.

	As of March 31, 2024
(in millions)	As Previously Reported	Adjustments	As Adjusted
ASSETS
Cash and due from banks	¥4,391,530	¥25,116	¥4,416,646
Interest-earning deposits in other banks	105,631,633	70,344	105,701,977
Cash, due from banks and interest-earning deposits in other banks	110,023,163	95,460	110,118,623
Receivables under resale agreements	18,495,497	328,445	18,823,942
Receivables under securities borrowing transactions	5,000,989	(173)	5,000,816
Trading account asset	49,745,992	23,414	49,769,406
Investment securities
Available-for-sale debt securities	31,395,372	27,595	31,422,967
Equity securities	6,132,092	277	6,132,369
Total investment securities	62,371,426	27,872	62,399,298
Loans, net of unearned income, unamortized premiums and deferred loan fees	127,936,495	(26,192)	127,910,303
Allowance for credit losses	(1,366,221)	9,260	(1,356,961)
Net loans	126,570,274	(16,932)	126,553,342
Premises and equipment—net	873,027	(386)	872,641
Customers’ acceptance liability	430,221	4,851	435,072
Intangible assets—net	1,298,966	(1,206)	1,297,760
Goodwill	490,344	3,414	493,758
Other assets(1)	20,398,146	(80,650)	20,317,496
Total assets	¥397,436,461	¥384,109	¥397,820,570

Note:
(1)Includes the effect of adopting Staff Accounting Bulletin 122 of ¥(62,966) million. Please refer to “Accounting Changes” below for further information.

	As of March 31, 2024
(in millions)	As Previously Reported	Adjustments	As Adjusted
LIABILITIES AND EQUITY
Deposits:
Overseas offices:
Non-interest-bearing	¥2,682,164	¥17,441	¥2,699,605
Interest-bearing	60,460,810	701,175	61,161,985
Total deposits	246,417,384	718,616	247,136,000
Payables under repurchase agreements	35,710,750	(20,298)	35,690,452
Payables under securities lending transactions	1,016,931	7	1,016,938
Due to trust account and other short-term borrowings	15,796,947	4,376	15,801,323
Trading account liabilities	16,587,151	(7,629)	16,579,522
Bank acceptances outstanding	430,221	4,851	435,072
Long-term debt	39,922,322	90,497	40,012,819
Other liabilities(1)	17,983,371	(446,185)	17,537,186
Total liabilities	378,959,248	344,235	379,303,483
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital surplus	4,636,097	(205)	4,635,892
Retained earnings:
Unappropriated retained earnings	9,072,572	13,918	9,086,490
Accumulated other comprehensive income, net of taxes	2,221,263	16,362	2,237,625
Total Mitsubishi UFJ Financial Group shareholders’ equity	17,645,662	30,075	17,675,737
Noncontrolling interests	831,551	9,799	841,350
Total equity	18,477,213	39,874	18,517,087
Total liabilities and equity	¥397,436,461	¥384,109	¥397,820,570

Note:
(1)Includes the effect of adopting Staff Accounting Bulletin 122 of ¥(62,966) million. Please refer to “Accounting Changes” below for further information.

	For the fiscal year ended March 31, 2023			For the fiscal year ended March 31, 2024
(in millions, except per share amount)	As Previously Reported	Adjustments	As Adjusted	As Previously Reported	Adjustments	As Adjusted
Interest income:
Loans, including fees	¥2,973,667	¥20,073	¥2,993,740	¥4,321,102	¥41,884	¥4,362,986
Deposits in other banks	359,054	1,243	360,297	709,819	2,644	712,463
Investment securities:
Interest	401,935	119	402,054	572,295	600	572,895
Dividends	146,053	157	146,210	148,113	(157)	147,956
Trading account assets	551,372	—	551,372	802,454	25	802,479
Call loans and funds sold	19,854	—	19,854	31,823	(1)	31,822
Receivables under resale agreements and securities borrowing transactions	159,475	3,737	163,212	521,468	5,251	526,719
Total	4,611,410	25,329	4,636,739	7,107,074	50,246	7,157,320
Interest expense:
Deposits	1,170,155	8,114	1,178,269	2,515,412	14,778	2,530,190
Payables under repurchase agreements and securities lending transactions	479,170	734	479,904	1,078,007	207	1,078,214
Due to trust account, other short-term borrowings and trading account liabilities	188,798	2,979	191,777	401,286	2,957	404,243
Long-term debt	380,090	302	380,392	516,123	1,331	517,454
Total	2,221,996	12,129	2,234,125	4,513,124	19,273	4,532,397
Net interest income	2,389,414	13,200	2,402,614	2,593,950	30,973	2,624,923
Provision for credit losses	8,148	(863)	7,285	237,990	20,805	258,795
Net interest income after provision for credit losses	2,381,266	14,063	2,395,329	2,355,960	10,168	2,366,128
Non-interest income:
Fees and commissions income	1,701,637	3,268	1,704,905	1,898,974	11,691	1,910,665
Foreign exchange gains (losses)—net	25,232	8,507	33,739	(294,224)	(2,263)	(296,487)
Trading account losses—net	(792,098)	10,788	(781,310)	(699,049)	(4,864)	(703,913)
Investment securities gains (losses)—net	(254,178)	(2,763)	(256,941)	1,379,550	2,908	1,382,458
Equity in earnings of equity method investees—net	398,086	61	398,147	463,802	252	464,054
Losses on sales of loans including valuation adjustment for loans held for sale	(34,039)	(371)	(34,410)	(45,067)	71	(44,996)
Other non-interest income	92,828	(1,898)	90,930	163,597	6	163,603
Total	1,486,910	17,592	1,504,502	2,867,583	7,801	2,875,384
Non-interest expense:
Salaries and employee benefits	1,343,631	3,892	1,347,523	1,397,950	8,548	1,406,498
Occupancy expenses—net	162,204	719	162,923	156,027	858	156,885
Fees and commissions expenses	340,141	1,700	341,841	385,172	2,308	387,480
Outsourcing expenses, including data processing	351,323	807	352,130	320,851	(291)	320,560
Depreciation of premises and equipment	73,793	183	73,976	79,587	436	80,023
Amortization of intangible assets	274,380	582	274,962	288,558	(20)	288,538
Insurance premiums, including deposit insurance	74,334	4,111	78,445	91,005	1,056	92,061
Communications	58,375	205	58,580	58,608	610	59,218
Taxes and public charges	100,291	806	101,097	105,420	1,734	107,154
Provision for off-balance sheet credit instruments	20,747	(588)	20,159	32,902	387	33,289
Other non-interest expenses	433,632	6,148	439,780	409,827	6,711	416,538
Total	3,419,954	18,565	3,438,519	3,340,949	22,337	3,363,286
Income before income tax expense	448,222	13,090	461,312	1,882,594	(4,368)	1,878,226
Income tax expense	41,174	5,577	46,751	501,567	(910)	500,657

Net income before attribution of noncontrolling interests	407,048	7,513	414,561	1,381,027	(3,458)	1,377,569
Net income attributable to noncontrolling interests	30,413	2,350	32,763	52,906	(1,206)	51,700
Net income attributable to Mitsubishi UFJ Financial Group	¥376,635	¥5,163	¥381,798	¥1,328,121	¥(2,252)	¥1,325,869
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥376,635	¥5,163	¥381,798	¥1,328,121	¥(2,252)	¥1,325,869
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥30.58	¥0.42	¥31.00	110.87	¥(0.18)	¥110.69
Diluted earnings per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	30.26	0.42	30.68	110.58	(0.19)	110.39

	For the fiscal year ended March 31, 2023			For the fiscal year ended March 31, 2024
(in millions)	As Previously Reported	Adjustments	As Adjusted	As Previously Reported	Adjustments	As Adjusted
Net income before attribution of noncontrolling interests	¥407,048	¥7,513	¥414,561	¥1,381,027	¥(3,458)	¥1,377,569
Other comprehensive income, net of tax:
Net unrealized gains (losses) on investment securities	(202,955)	1,843	(201,112)	41,949	2,550	44,499
Net unrealized losses on derivatives qualifying for cash flow hedges	(5,117)	(460)	(5,577)	(505)	(131)	(636)
Defined benefit plans	(20,331)	284	(20,047)	382,809	46	382,855
Foreign currency translation adjustments	847,705	(40,770)	806,935	1,096,700	(16,491)	1,080,209
Total	637,108	(39,103)	598,005	1,476,303	(14,026)	1,462,277
Comprehensive income	1,044,156	(31,590)	1,012,566	2,857,330	(17,484)	2,839,846
Net income attributable to noncontrolling interests	30,413	2,350	32,763	52,906	(1,206)	51,700
Other comprehensive income attributable to noncontrolling interests	19,949	(9,448)	10,501	99,232	(3,526)	95,706
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥993,794	¥(24,492)	¥969,302	¥2,705,192	¥(12,752)	¥2,692,440

	For the fiscal year ended March 31, 2023			For the fiscal year ended March 31, 2024
(in millions)	As Previously Reported	Adjustments	As Adjusted	As Previously Reported	Adjustments	As Adjusted
Capital surplus:
Other—net	¥(1,497)	¥—	¥(1,497)	¥(256)	¥(205)	¥(461)
Balance at end of fiscal year	¥4,902,155	¥—	¥4,902,155	¥4,636,097	¥(205)	¥4,635,892
Unappropriated retained earnings:
Balance at beginning of fiscal year	¥8,172,646	¥11,007	¥8,183,653	¥8,169,710	¥16,170	¥8,185,880
Net income attributable to Mitsubishi UFJ Financial Group	376,635	5,163	381,798	1,328,121	(2,252)	1,325,869
Balance at end of fiscal year	¥8,169,710	¥16,170	¥8,185,880	¥9,072,572	¥13,918	¥9,086,490

	For the fiscal year ended March 31, 2023			For the fiscal year ended March 31, 2024
(in millions)	As Previously Reported	Adjustments	As Adjusted	As Previously Reported	Adjustments	As Adjusted
Accumulated other comprehensive income, net of taxes:
Balance at beginning of fiscal year	¥227,033	¥56,517	¥283,550	¥844,192	¥26,862	¥871,054
Net change during the fiscal year	617,159	(29,655)	587,504	1,377,071	(10,500)	1,366,571
Balance at end of fiscal year	¥844,192	¥26,862	¥871,054	¥2,221,263	¥16,362	¥2,237,625
Total Mitsubishi UFJ Financial Group shareholders’ equity	¥15,763,346	¥43,032	¥15,806,378	¥17,645,662	¥30,075	¥17,675,737
Noncontrolling interests:
Balance at beginning of fiscal year	¥691,454	¥21,309	¥712,763	¥702,821	¥14,398	¥717,219
Initial subscriptions of noncontrolling interests	3,316	192	3,508	58,117	(38)	58,079
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders	(10,174)	—	(10,174)	(22,204)	200	(22,004)
Net income attributable to noncontrolling interests	30,413	2,350	32,763	52,906	(1,206)	51,700
Dividends paid to noncontrolling interests	(18,784)	(5)	(18,789)	(25,738)	(29)	(25,767)
Other comprehensive income, net of taxes	19,949	(9,448)	10,501	99,232	(3,526)	95,706
Balance at end of fiscal year	¥702,821	¥14,398	¥717,219	¥831,551	¥9,799	¥841,350
Total equity	¥16,466,167	¥57,430	¥16,523,597	¥18,477,213	¥39,874	¥18,517,087

	For the fiscal year ended March 31, 2023			For the fiscal year ended March 31, 2024
(in millions)	As Previously Reported	Adjustments	As Adjusted	As Previously Reported	Adjustments	As Adjusted
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥407,048	¥7,513	¥414,561	¥1,381,027	¥(3,458)	¥1,377,569
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	348,173	765	348,938	368,145	416	368,561
Provision for credit losses	8,148	(863)	7,285	237,990	20,805	258,795
Employee benefit cost (income) for severance indemnities and pension plans	47,740	(2,030)	45,710	(27,001)	230	(26,771)
Investment securities (gains) losses—net	254,178	2,763	256,941	(1,379,550)	(2,908)	(1,382,458)
Amortization of premiums (discounts) on investment securities	51,514	(63)	51,451	(43,874)	(190)	(44,064)
Foreign exchange (gains) losses—net	(508,644)	(37,852)	(546,496)	511,334	23,017	534,351
Equity in earnings of equity method investees—net	(398,086)	(61)	(398,147)	(463,802)	(252)	(464,054)
Provision (benefit) for deferred income tax expense	(410,275)	3,033	(407,242)	93,123	(1,911)	91,212
Increase in trading account assets, excluding foreign exchange contracts	(184,246)	3,726	(180,520)	(3,046,474)	(803)	(3,047,277)
Increase in trading account liabilities, excluding foreign exchange contracts	2,740,193	(11,081)	2,729,112	2,094,319	6,952	2,101,271
Net decrease (increase) in collateral for derivative transactions	713,541	(17,448)	696,093	(437,941)	(23,269)	(461,210)
Other—net	872,051	(41,216)	830,835	(942,166)	(319,941)	(1,262,107)
Net cash provided by (used in) operating activities	2,106,136	(92,814)	2,013,322	(1,490,273)	(301,312)	(1,791,585)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)	56,577,840	471	56,578,311	62,450,314	(303)	62,450,011
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)	32,907,726	(52,893)	32,854,833	31,987,266	(17,533)	31,969,733

Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option)	(81,038,628)	36,002	(81,002,626)	(87,806,011)	(10,707)	(87,816,718)
Proceeds from maturities of Held-to-maturity debt securities	127,815	(2,818)	124,997	1,380,753	—	1,380,753
Purchases of Held-to-maturity debt securities	(16,975,528)	1,838	(16,973,690)	(3,889,987)	—	(3,889,987)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)	2,857,748	560	2,858,308	3,146,236	2,735	3,148,971
Purchases of Equity securities (including purchases of equity securities under the fair value option)	(1,912,280)	(947)	(1,913,227)	(2,893,370)	(1,164)	(2,894,534)
Acquisition of PT Home Credit Indonesia, a subsidiary of BK, net of cash acquired	—	—	—	(28,917)	(302)	(29,219)
Net increase in loans	(1,496,724)	93,744	(1,402,980)	(1,709,541)	143,621	(1,565,920)
Net increase in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	(1,297,909)	184,394	(1,113,515)	(3,646,170)	(112,381)	(3,758,551)
Proceeds from sales of premises and equipment	32,214	3,409	35,623	57,728	(2,103)	55,625
Capital expenditures for premises and equipment	(116,367)	(3,024)	(119,391)	(113,716)	2,503	(111,213)
Purchases of intangible assets	(272,534)	(558)	(273,092)	(315,146)	(2,162)	(317,308)
Other—net	(34,917)	3,151	(31,766)	60,247	13,515	73,762
Net cash used in investing activities	(12,213,619)	263,329	(11,950,290)	(1,268,560)	15,719	(1,252,841)
Cash flows from financing activities:
Net increase in deposits	6,207,093	(65,733)	6,141,360	3,659,260	475,016	4,134,276
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	11,656,491	(116,001)	11,540,490	(6,039,816)	(39,252)	(6,079,068)
Net increase (decrease) in due to trust account and other short-term borrowings	(8,456,081)	(11,439)	(8,467,520)	804,718	17,428	822,146
Proceeds from issuance of long-term debt	7,529,772	40,466	7,570,238	3,188,412	22,349	3,210,761
Repayments of long-term debt	(4,168,619)	(20,024)	(4,188,643)	(3,962,569)	6,525	(3,956,044)
Dividends paid by subsidiaries to noncontrolling interests	(18,784)	(5)	(18,789)	(25,738)	(29)	(25,767)
Other—net	55,059	30	55,089	(39,223)	(356)	(39,579)
Net cash provided by (used in) financing activities	11,976,277	(172,706)	11,803,571	(3,250,435)	481,681	(2,768,754)
Effect of exchange rate changes on cash and cash equivalents	1,063,752	(21,314)	1,042,438	1,994,454	(13,983)	1,980,471
Net increase (decrease) in cash and cash equivalents	2,932,546	(23,505)	2,909,041	(4,014,814)	182,105	(3,832,709)
Cash and cash equivalents at beginning of fiscal year	111,111,544	(63,140)	111,048,404	114,044,090	(86,645)	113,957,445
Cash and cash equivalents:
Cash, due from banks and interest-earning deposits in other banks	114,040,503	(86,645)	113,953,858	110,023,163	95,460	110,118,623
Cash and cash equivalents at end of fiscal year	¥114,044,090	¥(86,645)	¥113,957,445	¥110,029,276	¥95,460	¥110,124,736

Supplemental disclosure of cash flow information:
Cash paid during the fiscal year for:
Interest	¥1,942,163	¥11,457	¥1,953,620	¥4,363,668	¥14,009	¥4,377,677
Income taxes, net of refunds	453,869	(1,876)	451,993	520,859	(901)	519,958
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements	11,066	137	11,203	16,174	(187)	15,987
Assets acquired under operating lease arrangements	35,678	540	36,218	50,996	768	51,764

Acquisition of PT Home Credit Indonesia, a subsidiary of BK
Fair value of assets acquired, excluding cash and cash equivalents	—	—	—	59,317	302	59,619

For the current period ended March 31, 2025, the effects of the change on the consolidated statements of income and consolidated balance sheet are immaterial. The major affected financial statement line items are purchases of available-for-sale debt securities (including purchases of debt securities under the fair value option) by ¥101,305 million, net increase in loans by ¥103,793 million, net increase in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions by ¥504,562 million, net decrease in deposits by ¥627,992 million and net increase in due to trust account and other short-term borrowings by ¥314,837 million in the consolidated statements of cash flows.
For the fiscal years ended March 31, 2023 (As Adjusted), 2024 (As Adjusted) and 2025, the effect of recording intervening events for the three-month periods ended March 31 on MUFG’s proportionate equity in net income of subsidiaries with fiscal years ended on December 31, would have resulted in an increase of ¥72.25 billion, an increase of ¥16.87 billion, and a decrease of ¥13.23 billion to net income attributable to Mitsubishi UFJ Financial Group, respectively. No intervening events occurred during each of the three-month periods ended March 31, 2023, 2024 and 2025 which, if recorded, would have had material effects on consolidated total assets, loans, total liabilities, deposits or total equity as of March 31, 2023, 2024 and 2025.
Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to management judgment primarily relate to the allowance for credit losses, the accounting for goodwill and the valuation of financial instruments, which are described in “Item 5.E. Critical Accounting Estimates”.

Consolidation
Consolidation—The accompanying consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities (“VIE”s) (together, the “MUFG Group”). In situations in which the MUFG Group has a controlling financial interest in other entities, including certain VIEs, such entities are consolidated and noncontrolling interests, if any, are recorded in Total equity. Intercompany transactions and balances have been eliminated. Investments in affiliated companies (companies over which the MUFG Group has the ability to exercise significant influence) are accounted for by the equity method of accounting and are reported in Other assets. The MUFG Group’s equity interest in the earnings of these equity investees and other-than-temporary impairment are reported in Equity in earnings of equity method investees-net. The MUFG Group recognizes an impairment loss on investments in equity method investees that is other-than-temporary. The MUFG Group determines whether loss on investments is other-than-temporary, through consideration of various factors, such as inability to recover the carrying amount of the investment, the inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment, the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the investees, and the intent and ability to retain its investment in the investees for a period of time sufficient to allow for any anticipated recovery in the fair value. The MUFG Group also evaluates additional factors, such as the condition and trend of the economic cycle, and trends in the general market.
The MUFG Group consolidates VIEs if it has the power to direct the activities of a VIE which most significantly impact the VIE’s economic performance and has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. To assess whether a VIE should be consolidated or not, the MUFG Group considers all factors, such as the purpose and design of the VIE, contractual arrangements, and the MUFG Group’s involvement in both the establishment of the VIE and day-to-day activities of the VIE. The MUFG Group considers a right to make the most significant decisions affecting a VIE to determine whether it is deemed to have the power to direct the activities of the VIE. Furthermore, the MUFG Group considers its economic interests in the VIE, including investments in debt or equity instruments issued by the VIE, liquidity and credit enhancement, and guarantees to determine whether such interests are potentially significant to the VIE or not.
Assets that the MUFG Group holds in an agency, fiduciary or trust capacity are not assets of the MUFG Group and, accordingly, are not included in the accompanying consolidated balance sheets.
Cash Flows	Cash Flows—For the purposes of reporting cash flows, cash and cash equivalents consist of Cash and due from banks, Interest-earning deposits in other banks, and certain restricted cash included in Other assets. Restricted cash included in cash and cash equivalents represents cash or deposits subject to withdrawal or usage restrictions, and mainly consist of reserves on deposits with the Bank of Japan and similar reserves required for foreign offices and subsidiaries engaged in banking businesses in foreign countries. Cash flows from qualified hedging activities are classified in the same category as the items being hedged. The cash flows associated with derivative instruments and their related gains and losses are classified in the cash flows from operating activities category.
Translation of Foreign Currency Financial Statements and Foreign Currency Transactions
Translation of Foreign Currency Financial Statements and Foreign Currency Transactions—Financial statements of overseas entities are translated into Japanese yen using the respective fiscal year-end exchange rates for assets and liabilities. Income and expense items are translated at average rates of exchange for the respective fiscal years.
Foreign currency translation gains and losses related to the financial statements of overseas entities of the MUFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of Accumulated other comprehensive income (“Accumulated OCI”). Tax effects of gains and losses on foreign currency translation of the financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.
Foreign currency-denominated assets and liabilities are translated into the functional currencies of the individual entities included in consolidation at the respective fiscal year-end foreign exchange rates. Foreign currency-denominated income and expenses are translated using average rates of exchange for the respective fiscal years. Gains and losses from such translation are included in Foreign exchange gains (losses)—net, as appropriate.
Repurchase Agreements, Securities Lending and Other Secured Financing Transactions	Repurchase Agreements, Securities Lending and Other Secured Financing Transactions—Securities sold with agreements to repurchase (“repurchase agreements”), securities purchased with agreements to resell (“resale agreements”) and securities lending and borrowing transactions are accounted for as secured financing or lending transactions, if the transferor has not surrendered control over the securities. Repurchase agreements and resale agreements are generally carried at the amounts at which the securities will be subsequently sold or repurchased, and securities lending and borrowing transactions are generally carried at the amount of cash collateral advanced or received. If they meet the relevant conditions for the surrender of control, they are accounted for as sales of securities with related off-balance sheet forward repurchase commitments or purchases of securities with related off-balance sheet forward resale commitments. For the fiscal years ended March 31, 2023, 2024 and 2025, there were no such transactions accounted for as sales or purchases.
Collateral	Collateral—For secured lending transactions, including resale agreements, securities borrowing transactions, commercial lending and derivative transactions, the MUFG Group, as a secured party, generally has the right to require the counterparties to provide collateral, including letters of credit, cash, securities and other financial assets. For most secured lending transactions, the MUFG Group maintains strict levels of collateralization governed by a daily mark-to-market analysis. Financial assets pledged as collateral are generally negotiable financial instruments and are permitted to be sold or repledged by secured parties. If the MUFG Group sells these financial assets received as collateral, it recognizes the proceeds from the sale and its obligation to return the collateral. For secured borrowing transactions, principally repurchase agreements and securities lending transactions and derivative transactions, where the secured party has the right to sell or repledge financial assets pledged as collateral, the MUFG Group separately discloses those financial assets pledged as collateral in the accompanying consolidated balance sheets.
Trading Account Securities	Trading Account Securities—Securities and money market instruments held in anticipation of short-term market movements and for resale to customers are included in Trading account assets, and short trading positions of these instruments are included in Trading account liabilities. Trading positions are carried at fair value in the accompanying consolidated balance sheets and recorded on a trade date basis. Changes in the fair value of trading positions are recognized in Trading account profits (losses). The MUFG Group has elected the fair value option for certain foreign securities. See Note 31 for a further discussion of fair value option.
Investment Securities
Investment Securities—Debt securities for which the MUFG Group has both the ability and positive intent to hold to maturity are classified as Held-to-maturity debt securities and are carried at amortized cost. Debt securities that the MUFG Group may not hold to maturity other than those classified as Trading account securities, are classified as Available-for-sale debt securities, and are carried at their fair values, with unrealized gains and losses reported on a net-of-tax basis within Accumulated OCI, which is a component of equity. Available-for-sale debt securities are considered to be impaired if the fair value is less than the amortized cost basis. An impairment loss is recognized in earnings for a security if the MUFG Group has intent to sell such a debt security or if it is more likely than not the MUFG Group will be required to sell such a debt security before recovery of its amortized cost basis. If not, the credit component of an impairment loss is recognized in earnings by recording an allowance for credit losses, limited by the amount of impairment loss. However, the noncredit component of an impairment loss is recognized in Accumulated OCI. In determining whether a credit loss exists, the MUFG Group generally considers factors such as the financial condition of the issuer and the extent of decline in fair value. For Held-to-maturity debt securities, an allowance for expected credit losses over the remaining expected life is required to be provided.
Equity securities include marketable equity investment securities and nonmarketable equity investment securities. Marketable equity investment securities are measured at fair value with unrealized gains or losses reflected in net income. Nonmarketable equity investment securities are primarily measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes. Nonmarketable equity investment securities held by subsidiaries that are investment companies or brokers and dealers, are subject to the specialized industry accounting principles for investment companies and brokers and dealers. Securities of those subsidiaries are carried at their fair values.
Interest and dividends on investment securities are reported in Interest income. Dividends are recognized when the shareholder right to receive the dividend is established. Gains and losses on disposition of investment securities are computed using the average cost method and are recognized on the trade date.
Derivative Financial Instruments
Derivative Financial Instruments—The MUFG Group engages in derivative activities involving swaps, forwards, futures, options, and other types of derivative contracts. Derivatives are used in trading activities to generate trading revenues and fee income for its own account and to respond to customers’ financial needs. Derivatives are also used to manage counterparty credit risk and market risk exposures to fluctuations in interest and foreign exchange rates, equity and commodity prices.
Derivatives entered into for trading purposes are carried at fair value and are reported as Trading account assets or Trading account liabilities, as appropriate. The fair values of derivative contracts executed with the same counterparty under legally enforceable master netting agreements are presented on a gross basis. Changes in the fair value of such contracts are recognized currently in Foreign exchange gains (losses)—net with respect to foreign exchange contracts and in Trading account profits (losses)—net with respect to interest rate contracts and other types of contracts.
Embedded features that are not clearly and closely related to the host contracts and meet the definition of derivatives are separated from the host contracts and measured at fair value unless the contracts embedding the derivatives are measured at fair value in their entirety.
Derivatives are also used to manage exposures to fluctuations in interest and foreign exchange rates arising from mismatches of asset and liability positions. Certain of those derivatives are designated as hedging instruments and qualify for hedge accounting. The MUFG Group designates a derivative as a hedging instrument at the inception of each such hedge relationship, and it documents, for such individual hedging relationships, the risk management objective and strategy, including the item being hedged, the specific risk being hedged and the method used to assess the hedge effectiveness. In order for a hedging relationship to qualify for hedge accounting, the changes in the fair value of the derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows of the hedged items attributable to the risk being hedged. All qualifying hedging derivatives are valued at fair value and included in Other assets or Other liabilities, as appropriate. For fair value hedges, the changes in the fair value of a hedging instrument are recognized in the same income statement line as the hedged item. For cash flow hedges, the changes in the fair value of a hedging instrument are recognized in Accumulated OCI. Amounts realized on cash flow hedges related to variable rate loans are recognized in Net interest income in the period when the cash flow from the hedged item is realized. Any difference that arises from gains or losses on hedging derivatives offsetting corresponding gains or losses on the hedged items, and gains and losses on derivatives attributable to the risks excluded from the assessment of hedge effectiveness are recognized in earnings.
Loans
Loans—Loans originated by the MUFG Group (“originated loans”) are carried at the principal amount outstanding, adjusted for unearned income and deferred net nonrefundable loan fees and costs. Originated loans held and intended for dispositions or sale in secondary markets are transferred to the held-for-sale classification and carried at the lower of cost or estimated fair value generally on an individual loan basis. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment to yield using a method that approximates the interest method.
The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, Bank of Ayudhya Public Company Limited (“Krungsri”), and Other based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk.
Past due status is determined based on the contractual terms of the loan and the actual number of days since the date the last payment was made.
Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, specifically when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and Krungsri segments, and six months or more with respect to loans within the Residential segment. A nonaccrual loan may be restored to an accrual status when interest and principal payments become current and management expects that the borrower will make future contractual payments as scheduled. When a loan is placed on nonaccrual status, interest accrued but not received is generally reversed against interest income. Cash receipts on nonaccrual loans, for which the ultimate collectability of principal is uncertain, are applied as principal reductions; otherwise, such collections are credited to income.
Loan Securitization	Loan Securitization—The MUFG Group securitizes and services commercial, industrial, and residential loans in the normal course of business. The MUFG Group accounts for a transfer of loans in a securitization transaction as a sale if it meets relevant conditions for the surrender of control. Otherwise, the transfer is accounted for as a collateralized borrowing transaction. When a securitization is accounted for as a sale, the proceeds from a sale of financial assets consist of the cash and any other assets obtained, including beneficial interests and separately recognized servicing assets, in the transfer less any liabilities incurred, including separately recognized servicing liabilities. All proceeds and reductions of proceeds from a sale shall be initially measured at fair value.
Allowance for Credit Losses (Loans)
Allowance for Credit Losses (Loans)—The MUFG Group maintains an allowance for credit losses, which is a valuation account that is deducted from the amortized cost basis of the loans to present the net amount expected to be collected on the loans. The amount necessary to adjust the allowance for credit losses for management’s current estimate of expected credit losses on loans is reported in net income as a credit loss expense.
Actual credit losses (amounts deemed uncollectible, in whole or in part), net of recoveries, are generally determined based on detailed loan reviews and a credit assessment by management at each balance sheet date and are deducted from the allowance for credit losses as net charge-offs. The MUFG Group generally applies its charge-off policy to all loans in its portfolio regardless of the type of borrower. Management believes that the provision for credit losses is adequate.
Key elements relating to the policies and discipline used in determining the allowance for credit losses are credit classification and the related borrower categorization process. The categorization is based on conditions that may affect the ability of borrowers to service their debt, taking into consideration current financial information, historical payment experience, credit documentation, public information, analyses of relevant industry segments and existing economic conditions. In determining the appropriate level of the allowance, the MUFG Group evaluates the probable loss by collateral value, historical loss experience, probability of insolvency and category of loan based on its type and characteristics.
For the allowance methodology, the MUFG Group uses quantitative models that incorporate economic forecast scenarios. These economic forecast scenarios include macroeconomic variables that have historically been correlated with historical credit losses. These variables include, but are not limited to, unemployment rates and gross domestic product. As any one economic forecast scenario is inherently uncertain, multiple economic forecast scenarios were leveraged. The macroeconomic variables in multiple economic forecast scenarios and weightings given to each scenario depend on a variety of factors including recent economic conditions and views of internal, as well as third-party, economists. The allowance for credit losses for modifications are primarily measured using a discounted cash flow methodology that utilizes a discount rate based on the post-modification contractual interest rate, other than credit losses in the Card segment, for which the allowance is measured using collectively-assessed allowance methodology.
The allowance for credit losses includes qualitative adjustments to cover losses that are expected but were not reflected in the modeled allowance. For example, factors that the MUFG considers include remaining time to maturity and extent of prepayments, credit concentration, the volume and severity of past due, changes in lending policy and procedures, among others.
In all segments, when estimating the allowance for credit losses, significant management assumptions are incorporated into economic variables, qualitative adjustments, or both to capture specific risks or uncertainties.
There are de minimis or zero expected credit losses, for example, for lending and financing transactions, such as Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivables under securities borrowing transactions because the term is short and the credit quality of the counterparties is normal.
The methodologies used to estimate the allowance and the charge-off policy for the major portfolio segments are as follows:
Commercial segment
In the Commercial segment, expected credit losses of loans are measured on a collective basis when similar risk characteristics exist. Risk characteristics that are considered for aggregation of loans include internal credit ratings, geographical location, and industry of the borrower. The collectively-assessed allowance is measured over the contractual term of the loans that is adjusted for expected prepayments, using probability of default (“PD”), loss given default (“LGD”) and exposure at default (“EAD”) loss forecasting model, which is based on historical information and adjusted to incorporate expectations of future economic conditions considering economic variables such as gross domestic product and unemployment rates. The PD is determined as the marginal PD that denotes the likelihood that a borrower is observed to experience the default during a defined period of time, based on internal credit rating, geographical location, or industry of the borrower. The LGD is determined as the estimated loss on the loan that would be realized upon the default of the borrower, mainly based on the historical experience of collections against loans in default. The PD and LGD are continually reviewed to determine the appropriate level of the allowance for credit loss.
Qualitative adjustments are made to cover losses that are expected but not adequately captured in the quantitative forecasting model or economic assumptions, considering factors such as remaining time to maturity and extent of prepayments, the volume and severity of past due loans, changes in lending policy and procedures, the industry in which a borrower operates, and changes in other external factors. The collectively-assessed allowance methodology incorporates an economic forecast over a three-year period. Beyond the three-year economic forecast, the allowance methodology reverts to an average historical loss information on a straight-line basis over a two-year period. When a loan does not share risk characteristics with other loans, expected credit losses for that loan are measured on an individual basis. Individually-assessed allowance is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral if the loan is collateral dependent.
In relation to loans categorized as Legally/Virtually Bankrupt, the carrying amount of loans less estimated value of the collateral and guaranteed amount is generally considered uncollectible, and is charged off.
Residential segment
In the Residential segment, the loans are comprised of smaller-balance homogeneous loans and expected credit losses of loans are measured on a collective basis. The allowance for credit losses is measured over the contractual term of the loans that is adjusted for expected prepayments, using the state transition probability matrix, which captures delinquency status changes and prepayments by loans’ remaining term, and is based on historical information and adjusted to incorporate expectations of future economic conditions considering economic variables, such as unemployment rates. The LGD is also used to capture the estimated loss on the loan that would be realized upon the default of the borrower. The collectively-assessed allowance methodology incorporates an economic forecast over a three-year period. Beyond the three-year economic forecast, the allowance methodology reverts to average historical loss information on a straight-line basis over a two-year period.
In relation to loans that are in past due status over a certain period of time and deemed uncollectible, the carrying amount of loans less estimated value of the collateral and guaranteed amount is generally considered uncollectible and is charged off.
Card segment
In the Card segment, the loans are smaller-balance homogeneous loans and expected credit losses of loans are measured on a collective basis. The allowance for credit losses is measured over the contractual term of the loans that is adjusted for expected prepayments, using the state transition probability matrix, which captures delinquency status changes and prepayments by loans’ remaining term, and is based on historical information and adjusted to incorporate expectations of future economic conditions considering economic variables, such as unemployment rate. The collectively-assessed allowance methodology incorporates an economic forecast over a three-year period. Beyond the three-year economic forecast, the allowance methodology reverts to average historical loss information.
In relation to loans that are in past due status over a certain period of time and deemed uncollectible, the amount of loans is generally fully charged off.
Krungsri segment
In the Krungsri segment, expected credit losses are measured on a collective basis for portfolios of loans that share similar economic risk characteristics. Expected credit losses are a probability-weighted estimate of the present value of credit losses. These are measured as the present value of the difference between the cash flows under the contract and the cash flows expected to be received arising from the weighting of multiple future economic scenarios that consider economic variables such as gross domestic product and unemployment rates, discounted at the loan’s effective interest rate. Qualitative adjustments are made to cover losses that are expected but not adequately captured in the quantitative forecasting model. Loans that do not share risk characteristics are evaluated individually to determine the allowance balance. Individually-assessed allowance is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral if the loan is collateral dependent.
The allocated allowance for large groups of smaller-balance homogeneous loans is established for smaller balance loans such as housing loans, credit card loans, and personal loans. These loans are managed on a pool basis, and loss factors are based on expected net charge-off ranges.
Loans to customers are charged off when they are determined to be uncollectible considering the financial condition of a borrower.
Allowance for Off-Balance Sheet Credit Instruments	Allowance for Off-Balance Sheet Credit Instruments—The MUFG Group maintains an allowance for credit losses on off-balance sheet credit instruments that are not unconditionally cancellable, including commitments to extend credit, guarantees, standby letters of credit and other financial instruments. The allowance is recorded as a liability in Other liabilities. The MUFG Group adopts the same methodology used in determining the allowance for credit losses on loans.
Premises and Equipment
Premises and Equipment—Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the related assets. Leasehold improvements are depreciated over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. MUFG, MUFG Bank and Mitsubishi UFJ Trust and Banking apply the declining-balance method in depreciating their premises and equipment, while other subsidiaries mainly apply the straight-line method, at rates principally based on the following estimated useful lives:

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	4 to 50
Maintenance, repairs and minor improvements are charged to operations as incurred. Major improvements are capitalized. Net gains or losses on dispositions of premises and equipment are included in Other non-interest income or expense, as appropriate.
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount to future undiscounted net cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets are grouped with other assets and liabilities at the lowest level with independent and identifiable cash flows. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less estimated cost to sell.
Asset retirement obligations related to restoration of certain leased properties upon lease termination are recorded in Other liabilities with a corresponding increase in leasehold improvements. The amounts represent the present value of expected future cash flows associated with returning such leased properties to their original condition. The difference between the gross and present value of expected future cash flows is accreted over the life of the related leases as a non-interest expense.
Goodwill
Goodwill—The MUFG Group recognizes goodwill, as of the acquisition date, measured as the excess of the purchase price over the fair value of the net assets acquired. Goodwill related to investments in equity method investees is included in Other assets as a part of the carrying amount of investments in equity method investees.
Goodwill arising from a business combination is not amortized but is tested at least annually for impairment. Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment.
A reporting unit is an operating segment, or an identified business unit one level below an operating segment. An impairment loss is recognized to the extent that the carrying amount of a reporting unit exceeds its fair value, but not exceeding the total amount of goodwill allocated to that reporting unit.
Intangible Assets
Intangible assets—Intangible assets consist of software, core deposit intangibles, customer relationships, trade names and other intangible assets. These are amortized over their estimated useful lives unless they have indefinite useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Software	3 to 10	Straight-line
Core deposit intangibles	9 to 16	Straight-line
Customer relationships	3 to 27	Straight-line, Declining-balance
Trade names	5 to 40	Straight-line
Intangible assets having indefinite useful lives are not amortized but are subject to annual impairment tests. An impairment exists if the carrying value of an indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, an impairment is recognized if the carrying amount is not recoverable and the carrying amount exceeds the fair value of the intangible asset.
The MUFG Group capitalizes certain costs associated with the acquisition or development of internal-use software. Costs subject to capitalization are salaries and employee benefits for employees who are directly associated with and who devote time to the internal-use computer software project, to the extent of time spent directly on the project. Once the software is ready for its intended use, the MUFG Group begins to amortize capitalized costs on a straight-line basis.
Accrued Severance and Pension Liabilities	Accrued Severance and Pension Liabilities—The MUFG Group has defined benefit pension plans and other postretirement benefit plans, including severance indemnities plans (“SIPs”). The liabilities related to these plans are computed and recognized based on actuarial computations. Net actuarial gains and losses that arise from differences between actual experience and assumptions are generally amortized over the average remaining service period of participating employees if it exceeds the corridor, which is defined as the greater of 10% of plan assets or the projected benefit obligation. Under the guidance related to employers’ accounting for defined benefit pension and other postretirement plans, the MUFG Group recognizes a net liability or asset to report the funded status of its defined benefit pension and other postretirement plans in the accompanying consolidated balance sheets and mainly recognizes changes in the funded status of defined benefit pension and other postretirement plans in the year in which the changes occur in Accumulated OCI. Based on actuarial computations of current and future employee benefits, the service cost component is charged to Salaries and employee benefits while other components of net pension benefit/cost are charged to Other non-interest expenses. The MUFG Group measures plan assets and benefit obligations as of the date of the consolidated balance sheets.
Long-term Debt	Long-Term Debt—Premiums, discounts and issuance costs of long-term debt are amortized based on the method that approximates the interest method over the term of the long-term debt.
Obligations under Guarantees	Obligations under Guarantees—The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protection, and liquidity facilities. The MUFG Group recognizes guarantee fee income over the guarantee period based on the contractual terms of the guarantee contracts. It is the MUFG Group’s business practice to receive a guarantee fee at the inception of the guarantee, which approximates market value of the guarantee and is initially recorded as a liability, which is then recognized as guarantee fee income over the guarantee period.
Allowance for Repayment of Excess Interest	Allowance for Repayment of Excess Interest—The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers’ profile, recent trend of borrowers’ claims for reimbursement, and management’s future forecasts. The allowance is recorded as a liability in Other liabilities.
Fees and Commissions
Fees and Commissions—The MUFG Group recognizes revenue from contracts with customers in the amount of consideration it expects to receive upon the transfer of control of service. The timing of recognition is dependent on whether the MUFG Group satisfies a performance obligation by transferring control of the product or service to a customer over time or at a point in time.
The following is an explanation of the MUFG Group’s key revenue from contracts with customers and the timing of its recognition.
Fees and commissions on deposits consist of fees and commissions charged for transaction-based services such as usage of automated teller machines and withdrawal services, and for periodic account maintenance services. The MUFG Group’s performance obligation for transaction-based services is satisfied and the fees and commissions are recognized at the point in time when the MUFG Group’s performance under the terms of a contractual arrangement is completed, which is at the settlement of a transaction, while the MUFG Group’s performance obligation for maintenance services is satisfied and the fees and commissions are recognized over the course of each month.
Fees and commissions on remittances and transfers consist of fees and commissions charged for settlement transactions such as domestic fund remittances, including electronic banking transactions, and are recognized at the point in time when the MUFG Group’s performance under the terms of a contractual arrangement is completed, which is at the settlement of a transaction.
Fees and commissions on foreign trading business consist of fees and commissions charged for fund collection and trade-related financing services related to foreign trading business, and are recognized in the period in which the related service is provided. If they arise from foreign trading business activities under which the customer consumes the related services at a point in time (e.g. foreign exchange fees), such fees are recognized at the same point in time. If they arise from foreign trading business activities under which the customer consumes the related services equally over the period of service (e.g. commercial letters of credit), such fees are recognized over the same period.
Fees and commissions on credit card business consist of fees and commissions such as interchange income, royalty and other service charges from franchisees. Interchange income from the credit card business is recognized as processed transactions are settled through the associated payment networks, while royalty and other service charges related to the credit card business are recognized on a straight-line basis over the period of service.
Fees and commissions on security-related services primarily consist of fees and commissions for sales and transfers of securities including investment funds, underwriting, brokerage and advisory services, arrangement fees on securitizations, and agency services for the calculation and payment of dividends. Fees and commissions on security-related services are recognized in the period in which the related service is provided. If they arise from security-related services under which the customer consumes the related services at a point in time (e.g. sales and transfers of securities are executed at the customer’s direction; underwritings of debt and equity securities or securitizations are completed at the trade date; advice is provided to the clients; and dividends are calculated and then paid to investors), such fees are recognized at the same point in time. If they arise from security-related services under which the customer consumes the related services equally over the period of service (e.g. retainer fees on M&A advisory fees), such fees are recognized over the same period. The advisory fees which are paid upon meeting certain performance goals (e.g. success fees on M&A advisory fees) are recognized at the point in time when the performance goals are met.
Fees and commissions on administration and management services for investment funds primarily consist of fees and commissions earned from administrating and managing investment funds, including assets under management on behalf of clients. Such fees and commissions are recognized equally over the period of service at the amount calculated primarily based on the outstanding amount of each entrusted asset, the percentage of fees, and the extent of the service provided to administer the investment funds.
Trust fees consist primarily of fees earned by fiduciary asset management and administration services for corporate pension plans and investment funds, and are recognized on an accrual basis, generally based on the volume of trust assets under management and/or the operating performance for the accounting period of each trust account. With respect to the trust accounts with a guarantee of trust principal, trust fees are determined based on the profits earned by individual trust accounts during the trust accounting period, less deductions, including provision for reserves, impairment for individual investments and dividends paid to beneficiary certificate holders. The trust fees for these trust accounts are accrued based on the amounts expected to be earned during the accounting period of each trust account.
Guarantee fees consist of fees related to the guarantee business such as providing guarantees on residential mortgage loans and other loans, and are recognized over the contractual periods of the respective guarantees.
Insurance commissions consist of commissions earned from third-party insurance companies for marketing and selling insurance products and for the maintenance of insurance contracts. The former is recognized at the point in time which the associated service is fulfilled as the insurance contract is established by the insurance company, while the latter is recognized over the insurance period.
Fees and commissions on real estate business primarily consist of fees from real estate agent services, and are recognized in the period in which the related service is provided when assisting customers in the sales or purchase of real estate property.
Other fees and commissions include various fees and commissions earned on services to customers which have performance obligations that the MUFG Group completes in order to recognize revenue. The primary portion includes non-refundable financing related fees such as arrangement fees that are recognized when the service is provided.
Income Taxes
Income Taxes—The MUFG Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and deferred tax liabilities for the expected future tax consequences of events that have been included in the accompanying consolidated financial statements. Under this method, deferred tax assets and deferred tax liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and deferred tax liabilities is recognized in income in the period that includes the enactment date.
The MUFG Group records net deferred tax assets to the extent these assets will more likely than not be realized. In making such determination, all available positive and negative evidence is considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations. In the event the MUFG Group were to determine that it would be able to realize deferred tax assets in the future in excess of their net recorded amount, the MUFG Group would make an adjustment to the valuation allowance, which would reduce the provision for income taxes.
Uncertain tax positions are recorded on the basis of a two-step process whereby (1) it is determined whether it is more likely than not that the tax position will be sustained on the basis of its technical merits, and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the MUFG Group recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. The MUFG Group recognizes interest and penalties related to unrecognized tax benefits within income tax expense. Accrued interest and penalties are included within Other liabilities.
Free Distributions of Common Shares	Free Distributions of Common Shares—As permitted by the Companies Act of Japan (the “Companies Act”), Japanese companies, upon approval by the Board of Directors, may make a free distribution of shares, in the form of a “stock split” as defined, to shareholders. In accordance with generally accepted accounting practice in Japan, such distribution does not give rise to any change in capital stock or capital surplus accounts. Common shares distributed are recorded as shares issued on the distribution date. See Note 18 for further information.
Earnings (loss) Per Common Share	Earnings (loss) per Common Share—Basic earnings per share (“EPS”) excludes dilutive effects of potential common shares and is computed by dividing earnings applicable to common stock shareholders by the weighted average number of common shares outstanding for the period, while diluted EPS gives effect to all dilutive potential common shares that were outstanding during the period, including dilutive effects of restricted stock units and performance-based stock units of Morgan Stanley. See Note 22 for the computation of basic and diluted EPS.
Treasury Stock	Treasury Stock—The MUFG Group presents its treasury stock, including shares of MUFG owned by its subsidiaries and affiliated companies, as a reduction of equity on the accompanying consolidated balance sheets at cost and accounts for treasury stock transactions under an average cost method. Gains (losses) on sales of treasury stock are charged to capital surplus and unappropriated retained earnings.
Comprehensive Income	Comprehensive Income—Comprehensive income includes net income (loss) before attribution to noncontrolling interests and other comprehensive income (“OCI”). All changes in unrealized gains and losses on investment securities, unrealized gains and losses on derivatives qualifying for cash flow hedges, defined benefit plans and foreign currency translation adjustments constitute OCI and are presented, with related income tax effects, in the accompanying consolidated statements of comprehensive income. OCI also includes changes in the instrument-specific credit risk on financial liabilities (“debt valuation adjustments” or “DVA”) accounted for under the fair value option.
Stock-Based Compensation	Stock-Based Compensation—MUFG and certain of its subsidiaries have a stock compensation-type stock option plan (“Stock Option Plan”) for directors (excluding outside directors and directors serving as audit committee members), corporate executives, executive officers and senior fellows (collectively, “officers”). Compensation costs under the Stock Option Plan are recognized based on the grant date fair value of the stock option (“Stock Acquisition Rights”) over the period during officers are required to provide service in accordance with the terms of the Stock Option Plan. In addition, MUFG and certain of its subsidiaries have performance-based stock compensation plan for officers (“the Board Incentive Plan”), and certain subsidiaries have predetermined share-based stock compensation plan for employees holding managerial positions (“Employee Stock Ownership Plan”). The awards granted under the Board Incentive Plan and Employee Stock Ownership Plan are classified as either liability for the part of award which are provided to officers or employees holding managerial positions in cash or equity for the part of award which are provided to officers or employees holding managerial positions in the common shares of MUFG. Compensation costs are recognized over the requisite service period for the entire awards. For awards classified as liability, compensation costs are measured based on the fair value calculated by the quoted price of common shares of MUFG at the date of fiscal year-end and remeasured at the end of each reporting period. Changes in quoted prices of common shares of MUFG between the date of grant and the settlement of awards are recognized in the period which the changes occur. For awards classified as equity, compensation costs are measured based on the grant date fair value by the quoted price of the common shares of MUFG
Accounting Changes
Accounting Changes
Rescinding Staff Accounting Bulletin No. 121— In January 2025, the U.S. Securities and Exchange Commission (“SEC”) issued Staff Accounting Bulletin No.122 rescinding Staff Accounting Bulletin 121, which required an entity to record a liability to reflect its obligation to safeguard the crypto assets held for its platform users with a corresponding asset and disclose certain information related to the entity’s safeguarding obligations. This guidance is effective for annual periods beginning after December 15, 2024 and is required to be applied on a fully retrospective basis, with early adoption permitted. The MUFG Group adopted this guidance upon issuance, and derecognized the crypto assets safeguarding liability and the corresponding asset on a fully retrospective basis, with no impact on results of operations, earnings per share, or any other components of equity or net assets. Thus, the consolidated balance sheet as of March 31, 2024 was adjusted. For further information on the effect of the adoption, see “Basis of Financial Statements” above.
Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions—In June 2022, the Financial Accounting Standards Board (“FASB”) issued new guidance which clarifies the guidance when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security. The guidance also introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value. This guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The MUFG Group adopted this guidance on April 1, 2024, and there was no material impact on its financial position and results of operations. See Note 31 for further details of disclosures required by this guidance.

Improvements to Reportable Segment Disclosures—In November 2023, the FASB issued new guidance which clarifies and enhances the requirements for reportable segment disclosures. This guidance requires additional reportable segment disclosures on an annual and interim basis, primarily about significant segment expenses and other segment items that are regularly provided to the chief operating decision maker (“CODM”) and included within the reported measure of segment profit or loss. This guidance does not change how operating segments are identified or aggregated, or how quantitative thresholds are applied to determine the reportable segments. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The MUFG Group adopted this guidance from the fiscal year beginning April 1, 2024. Adoption of this guidance did not result in changes to the identification of the MUFG reportable business segments or its CODM. See Note 29 for further details on the changes in disclosures required by this guidance.